Description of Organization and Summary of Significant Accounting Policies - Disaggregated Revenue (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregated Revenue
Total Net Sales	$ 1,526,534	$ 1,069,937	$ 4,842,186	$ 5,342,826
Receivables, gross	1,248,171		808,073	1,028,215	$ 2,512,029
Contract liabilities - deferred revenue			21,728	128,704	108,058
Allowance for credit losses	3,036		5,447	191,833	$ 197,730
Coating services, recurring
Disaggregated Revenue
Total Net Sales	1,466,706	1,065,091	4,787,766	3,934,930
Equipment sales
Disaggregated Revenue
Total Net Sales	$ 59,828	$ 4,846	$ 54,420	$ 1,407,896